[SRZ Letterhead]
January 28, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Grosvenor Registered Multi-Strategy Fund (TI 2), LLC, File No. 811-22353
Ladies and Gentlemen:
          On behalf of Grosvenor Registered Multi-Strategy Fund (TI 2), LLC (the “Fund”), filed herewith pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, is the preliminary proxy statement for the special meeting (the “Meeting”) of the members of the Fund (“Members”) to be held on or about March 21, 2011. At the Meeting, Members will be asked to vote on the following proposals: (i) to elect five persons to serve as members of the Board of Directors of the Fund; (ii) to approve a new advisory agreement; and (iii) to transact any other business that may properly come before the Meeting.
          Please call the undersigned at (212) 756-2192 with any questions or comments you may have or for any further information.

Very truly yours,
/s/ Karen L. Spiegel
Karen L. Spiegel

Enclosure